Financial instruments - Categories of financial instruments (Details) - EUR (€) € in Millions	84 Months Ended
	Nov. 10, 2032	Mar. 31, 2026	Dec. 31, 2025	Mar. 31, 2025	Dec. 31, 2024
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Financial assets at amortized cost		€ 282.5	€ 324.8	€ 329.8	€ 403.3
Financial assets at amortised cost		430.3	424.5
Financial assets at fair value through profit or loss		194.0	216.1
Financial liabilities at amortised cost		(3,056.0)	(3,031.7)
Financial assets (liabilities) at fair value through other comprehensive income		(96.5)	(126.7)
Total		(2,528.2)	(2,517.8)
Borrowing costs capitalised	€ 1.2
Derivative financial instruments
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Financial liabilities at amortised cost		0.0	0.0
Financial liabilities		(104.8)	(131.6)
Financial Liabilities At Fair Value Through Other Comprehensive Income		(104.8)	(131.6)
Trade and other payables excluding non-financial liabilities
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Financial liabilities at amortised cost		(754.7)	(740.5)
Financial liabilities		(754.7)	(740.5)
Financial Liabilities At Fair Value Through Other Comprehensive Income		0.0	0.0
Loans and borrowings
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Financial liabilities at amortised cost		(2,301.3)	(2,291.2)
Financial liabilities		(2,301.3)	(2,291.2)
Financial Liabilities At Fair Value Through Other Comprehensive Income		0.0	0.0
Derivative financial instruments
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Financial assets		8.3	4.9
Derivative financial assets held for hedging		8.3	4.9
Trade and other receivables
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Financial assets at amortised cost		341.8	315.8
Financial assets		341.8	315.8
Cash and cash equivalents
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Financial assets at amortised cost		88.5	108.7
Financial assets at fair value through profit or loss		194.0	216.1
Financial assets		€ 282.5	€ 324.8